Note 15 - Long-Term Debt (Details) - Interest and Finance Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Finance Expense [Abstract]
Interest expense	$ 10,684	$ 6,952	$ 8,125
Amortization of deferred charges	159	460	5,624
Amortization of the beneficial conversion feature and warrant	258	264	71,561
Hanover Holdings I LLC commission	(9,739)	31,982
Other interest and finance expenses, net	4,552	23,012	1,239
	$ 5,914	$ 62,670	$ 86,549